Intangible assets, net - Amortization expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible assets, net
Amortization expense	$ 3,238	$ 4,189	$ 4,774
Cost of revenues
Intangible assets, net
Amortization expense	3,070	4,187	4,771
Research and development
Intangible assets, net
Amortization expense			1
Sales and marketing expenses
Intangible assets, net
Amortization expense	12
General and administrative expenses
Intangible assets, net
Amortization expense	$ 156	$ 2	$ 2